Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [abstract]
Disclosure of operating segment

	% net revenue
	December 31,
Parameters	2020	2019

Qualitative
Passenger service	n/a	n/a
Quantitative
Passenger service	86.7%	94.9%
Cargo service	12.7%	4.7%
Other revenue	0.6%	0.4%

Exchange rates in Brazilian reais
The exchange rates in Brazilian reais at the date of these consolidated financial statements are as follows:

	Final rate			Average rate
	December 31,			December 31,
Description	2020	2019	2018	2020	2019	2018

U.S. dollar	5.1967	4.0307	3.8748	5.1578	3.9461	3.6558
Euro	6.3779	4.5305	4.4390	5.8989	4.4159	4.3094